Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income

NOTE 13 - OTHER COMPREHENSIVE INCOME

The changes in the components of other comprehensive income and related tax effects were as follows for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
		(Dollars in thousands)
Unrealized gains (losses) on available-for-sale securities	$5,958	$(802)	$869
Reclassification adjustments for securities gains
included in income	(149)	(11)	-
Net unrealized gains (losses)	5,809	(813)	869
Tax effect	1,975	(276)	296
Net-of-tax amount	$3,834	$(537)	$573